Warrant Liability (Details) - $ / shares		3 Months Ended
	Sep. 20, 2023	Mar. 31, 2026
Warrant Liability [Abstract]
Warrants issued	7,500,000	3.3
Common share	1.171
Warrants exercise price (in Dollars per share)	$ 9.82
Outstanding warrants expire term		Sep. 19, 2028
Increase in share price percentage		10.00%